Schedules of Investments (unaudited)
Impax Small Cap Fund	September 30, 2023

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 96.8%
COMMUNICATION SERVICES: 2.6%
QuinStreet, Inc. (a)	1,310,395	$11,754,243
TechTarget, Inc. (a)	132,583	4,025,220
		15,779,463

CONSUMER DISCRETIONARY: 6.2%
Carter’s, Inc.	67,826	4,690,168
Columbia Sportswear Co.	75,515	5,595,662
Deckers Outdoor Corp. (a)	9,557	4,913,158
Fox Factory Holding Corp. (a)	67,747	6,712,372
National Vision Holdings, Inc. (a)	255,669	4,136,724
Planet Fitness, Inc., Class A (a)	134,271	6,603,448
Visteon Corp. (a)	42,500	5,867,975
		38,519,507

CONSUMER STAPLES: 5.9%
BJ’s Wholesale Club Holdings, Inc. (a)	89,955	6,420,088
Darling Ingredients, Inc. (a)	218,294	11,394,948
Simply Good Foods Co., The (a)	258,620	8,927,562
US Foods Holding Corp. (a)	240,000	9,528,000
		36,270,598

FINANCIALS: 13.4%
Brightsphere Investment Group, Inc.	948,818	18,397,581
Eastern Bankshares, Inc.	750,000	9,405,000
Independent Bank Corp.	150,000	7,363,500
Victory Capital Holdings, Inc., Class A	750,000	25,005,000
Voya Financial, Inc.	341,040	22,662,108
		82,833,189

HEALTH CARE: 21.7%
Axonics, Inc. (a)	214,525	12,039,143
Chemed Corp.	9,000	4,677,300
CryoPort, Inc. (a)	637,375	8,738,411
Enovis Corp. (a)	210,630	11,106,520
Envista Holdings Corp. (a)	300,000	8,364,000
Health Catalyst, Inc. (a)	1,154,475	11,683,287
Ligand Pharmaceuticals, Inc. (a)	184,320	11,044,454
Neurocrine Biosciences, Inc. (a)	135,000	15,187,501
OmniAb, Inc. (a)	1,148,184	5,959,075
Option Care Health, Inc. (a)	200,000	6,470,000
Pacira BioSciences, Inc. (a)	200,027	6,136,828
Prestige Consumer Healthcare, Inc. (a)	170,000	9,722,300
Shockwave Medical, Inc. (a)	38,000	7,565,800
SI-BONE, Inc. (a)	475,343	10,096,285
UFP Technologies, Inc. (a)	33,000	5,327,850
		134,118,754

INDUSTRIALS: 20.1%
Advanced Drainage Systems, Inc.	54,489	6,202,483
Arcosa, Inc.	65,000	4,673,500
AZEK Co Inc., The (a)	259,349	7,713,039
Dycom Industries, Inc. (a)	101,500	9,033,500
EnPro Industries, Inc.	70,000	8,483,300
Gates Industrial Corp PLC (a)	1,227,713	14,253,748
Generac Holdings, Inc. (a)	45,000	4,903,200
Herc Holdings, Inc.	65,000	7,731,100
Huron Consulting Group, Inc. (a)	144,000	14,999,040
John Bean Technologies Corp.	60,000	6,308,400
MSA Safety, Inc.	35,089	5,531,781
Stericycle, Inc. (a)	282,906	12,648,727
Tecnoglass, Inc.	100,000	3,296,000
Verra Mobility Corp. (a)	418,661	7,828,961
Vertiv Holdings Co.	281,461	10,470,349
		124,077,128

INFORMATION TECHNOLOGY: 15.3%
8x8, Inc. (a)	3,330,000	8,391,600
A10 Networks, Inc.	650,000	9,769,500
Belden, Inc.	107,500	10,379,125
Ciena Corp. (a)	283,064	13,377,605
Extreme Networks, Inc. (a)	340,178	8,235,709
Mitek Systems, Inc. (a)	510,349	5,470,941
Onto Innovation, Inc. (a)	125,057	15,947,269
Sprout Social, Inc., Class A (a)	178,724	8,914,753
Workiva, Inc. (a)	136,086	13,790,955
		94,277,457

MATERIALS: 3.7%
Element Solutions, Inc.	561,946	11,019,761
Graphic Packaging Holding Co.	543,585	12,111,074
		23,130,835

REAL ESTATE: 7.9%
Altus Group, Ltd.	162,910	5,639,631
Americold Realty Trust, Inc.	260,000	7,906,600
Healthcare Realty Trust, Inc., REIT	906,352	13,839,995
Rayonier, Inc., REIT	461,676	13,139,299
Terreno Realty Corp., REIT	140,000	7,952,000
		48,477,525

TOTAL COMMON STOCKS		597,484,456
(Cost $592,547,030)

TOTAL INVESTMENTS: 96.8%		597,484,456
(Cost $592,547,030)

OTHER ASSETS AND LIABILITIES - (NET): 3.2%		20,061,775

Net Assets: 100.0%		$617,546,231

(a)	Non-income producing security.

REIT - Real Estate Investment Trust

September 30, 2023
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2023, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $454,521, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held two securities fair valued at $671,055, representing 0.12% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2023:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,225,307,594	$-	$-	$1,225,307,594
Total	$1,225,307,594	$-	$-	$1,225,307,594
Small Cap
Common Stocks	$597,484,456	$-	$-	$597,484,456
Total	$597,484,456	$-	$-	$597,484,456
US Sustainable Economy
Common Stocks	$257,937,266	$-	$-	$257,937,266
Total	$257,937,266	$-	$-	$257,937,266
Global Sustainable Infrastructure
Common Stocks	$54,862,354	$46,295,659	$-	$101,158,013
Closed-End Funds	-	505,460	-	505,460
Total	$54,862,354	$46,801,119	$-	$101,663,473
Global Opportunities
Common Stocks	$58,743,710	$48,516,123	$-	$107,259,833
Preferred Stocks	-	2,154,431	-	2,154,431
Total	$58,743,710	$50,670,554	$-	$109,414,264
Global Environmental Markets
Common Stocks	$1,362,346,648	$828,534,089	$-	$2,190,880,737
Total	$1,362,346,648	$828,534,089	$-	$2,190,880,737
Global Women’s Leadership
Common Stocks	$495,785,731	$248,124,891	$-	$743,910,622
Preferred Stocks	-	248,307	-	248,307
Total	$495,785,731	$248,373,198	$-	$744,158,929
International Sustainable Economy
Common Stocks	$4,893,519	$986,144,502	$-	$991,038,021
Preferred Stocks	-	15,119,924	-	15,119,924
Total	$4,893,519	$1,001,264,426	$-	$1,006,157,945
Core Bond
Community Investment Notes	$-	$237,173	$454,521	$691,694
Corporate Bonds	-	304,123,576	-	304,123,576
U.S. Gov't Agency Bonds	-	11,035,594	-	11,035,594
Government Bonds	-	6,216,909	-	6,216,909
Supranational Bonds	-	91,381,091	-	91,381,091
Municipal Bonds	-	10,673,738	-	10,673,738
U.S. Treasury Notes	-	140,158,414	-	140,158,414
Asset-Backed Securities	-	51,124,227	-	51,124,227
Mortgage-Backed Securities	-	216,450,025	-	216,450,025
Total	$-	$831,400,747	$454,521	$831,855,268
High Yield Bond
Community Investment Notes	$-	$237,173	$671,055	$908,228
Common Stocks	2,052,330	-	-	2,052,330
Corporate Bonds	-	505,401,789	-	505,401,789
Loans	-	21,694,445	-	21,694,445
Medium Term Certificates of Deposit	-	500,000	-	500,000
Total	$2,052,330	$527,833,407	$671,055	$530,556,792
Sustainable Allocation
Affiliated Investment Companies	$2,113,406,882	-	-	$2,113,406,882
Total	$2,113,406,882	$-	$-	$2,113,406,882

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurementsThe Core Bond Fund and High Yield Bond Fund each hold a position in the same promissory note and community investment note, which are both valued at par.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2023, the Sustainable Allocation Fund held the following investments in affiliated Funds:

									Net change in
									Unrealized
		Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund		12/31/22	Additions	Reductions	09/30/23	12/31/22	Income	Gains/Losses[1]	Depreciation	09/30/23

Sustainable Allocation
	Large Cap	75,268,533	311,912	8,987,370	66,593,075	$ 870,104,236	$ 3,926,967	$ 12,773,348	$ 42,335,192	$ 813,101,441
	Small Cap	4,176,980	1,464,715	-	5,641,695	59,689,044	-	-	1,000,294	82,989,338
	Global Sustainable Infrastructure	7,971,319	105,484	-	8,076,803	68,314,199	947,248	-	(1,739,377)	67,522,070
	Global Opportunities	4,082,111	13,285	-	4,095,396	56,129,027	201,273	-	2,274,823	58,605,122
	Global Environmental Markets	2,635,835	20,868	-	2,656,703	51,609,644	444,489	-	814,252	52,868,384
	Global Women's Leadership	2,057,973	37,627	-	2,095,600	56,491,351	1,113,007	-	1,680,158	59,284,517
	International Sustainable Economy	11,578,384	203,421	-	11,781,805	99,689,886	1,922,324	-	4,541,849	106,154,059
	Core Bond	85,316,699	8,160,156	1,167,718	92,309,137	740,548,945	17,902,717	(2,643,211)	(22,990,521)	776,319,840
	High Yield	16,220,310	720,411	-	16,940,721	92,617,968	4,174,081	-	(229,938)	96,562,111
	Total					$ 2,095,194,300	$ 30,632,106	$ 10,130,137	$ 27,686,732	$ 2,113,406,882

[1]	Includes realized capital gain distributions from an affiliated fund, if any.